Financial Instruments - Schedule of analysis of contractual maturities for financial liabilities (Details) - CAD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 63,557
Excise taxes payable	6,591	$ 7,121
Loans and borrowings	60,297
Convertible debentures	47,989
Undiscounted future lease payments	78,370
Financial liabilities before senior secured convertible note	256,804
Senior secured convertible note	458,710
Total	715,514
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	63,557
Excise taxes payable	6,591
Loans and borrowings	60,297
Convertible debentures	6,716
Undiscounted future lease payments	6,155
Financial liabilities before senior secured convertible note	143,316
Senior secured convertible note	315,289
Total	458,605
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Excise taxes payable	0
Loans and borrowings	0
Convertible debentures	41,273
Undiscounted future lease payments	5,785
Financial liabilities before senior secured convertible note	47,058
Senior secured convertible note	143,421
Total	190,479
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Excise taxes payable	0
Loans and borrowings	0
Convertible debentures	0
Undiscounted future lease payments	6,073
Financial liabilities before senior secured convertible note	6,073
Senior secured convertible note	0
Total	6,073
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Excise taxes payable	0
Loans and borrowings	0
Convertible debentures	0
Undiscounted future lease payments	5,561
Financial liabilities before senior secured convertible note	5,561
Senior secured convertible note	0
Total	5,561
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0
Excise taxes payable	0
Loans and borrowings	0
Convertible debentures	0
Undiscounted future lease payments	54,796
Financial liabilities before senior secured convertible note	54,796
Senior secured convertible note	0
Total	$ 54,796